UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached herewith.


BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  JUNE 30, 2007
                                                                ---------------------------------------------
                                                                                                      % OF
                                                                                       FAIR            NET
                                                                      COST             VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EMERGING MARKETS
    Henderson Asia Pacific Absolute Return Fund, Ltd.            $ 2,500,000      $  2,808,173          2.61%
    Rohatyn Group Global Opportunity Partners, L.P. (Class A)        177,689           201,003          0.19
    Spinnaker Global Opportunity Fund, Ltd.                        1,009,513         2,678,315          2.49
                                                                ------------    --------------   -----------
TOTAL EMERGING MARKETS                                             3,687,202         5,687,491          5.29

EQUITY HEDGE
    Alydar Fund, L.P.                                              2,999,169         3,379,662          3.14
    New Star UK Gemini Hedge Fund, Ltd.                            2,366,071         3,011,440          2.80
    Prism Partners QP, L.P. (Delta)                                4,324,033         4,992,814          4.64
    Royal Capital Value Fund (QP), L.P.                            3,714,172         4,696,895          4.36
    Seligman Tech Spectrum Fund, LLC+                              5,750,000         6,110,895          5.68
    TCS Capital II, L.P.                                           1,575,357         4,160,581          3.87
    Tiedemann/Falconer Partners, L.P.                              4,250,000         4,625,304          4.30
                                                                ------------    --------------   -----------
TOTAL EQUITY HEDGE                                                24,978,802        30,977,591         28.79

EVENT DRIVEN
    Centaurus Alpha Fund, L.P.+                                    4,812,601         5,664,587          5.26
    Delaware Street Capital, L.P.                                    107,966            83,600          0.08
    Golden Tree Capital Solutions Fund                             1,500,000         1,889,050          1.76
    Gracie Capital, L.P.                                           2,000,000         2,528,774          2.35
    Halcyon Enhanced Fund, L.P.                                    3,776,336         4,130,115          3.84
    JANA Partners, L.P.++                                          4,264,241         6,150,361          5.72
    Longacre Capital Partners, L.P.++                              4,976,705         6,001,198          5.58
    Strategic Value Restructuring Fund, L.P.                       3,950,000         4,901,745          4.56
    Trafalgar Catalyst Fund                                        3,256,771         3,999,408          3.72
    Trafalgar Recovery Fund                                        1,213,361         1,542,461          1.43
    TT Event Driven Alpha Fund, Ltd.                               2,527,511         2,835,545          2.63
    Waterfall Eden Fund, L.P.                                      2,500,000         2,525,958          2.35
                                                                ------------    --------------   -----------
TOTAL EVENT DRIVEN                                                34,885,492        42,252,802         39.28

MACRO
    Aspect US Fund, LLC "Diversified Class"                        2,287,759         2,635,431          2.45
    Brevan Howard, L.P.                                            3,086,502         3,732,186          3.47
    Drake Global Opportunities Fund, L.P.                          1,500,000         1,493,299          1.39
                                                                ------------    --------------   -----------
TOTAL MACRO                                                        6,874,261         7,860,916          7.31

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  JUNE 30, 2007
                                                                ---------------------------------------------
                                                                                                      % OF
                                                                                       FAIR            NET
                                                                      COST             VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
RELATIVE VALUE
    Aristeia Partners, L.P.                                      $ 2,900,000      $  3,178,923          2.96%
    DRV Sunrise Fund I, Ltd.+                                      5,537,373         5,742,444          5.34
    Lydian Partners II, L.P.                                       3,250,000         3,530,653          3.28
    MKP Opportunity Fund, L.P.                                     1,000,000         1,025,923          0.95
    Vicis Capital Fund                                             2,000,000         2,053,660          1.91
                                                                ------------    --------------   -----------
TOTAL RELATIVE VALUE                                              14,687,373        15,531,603         14.44

         TOTAL INVESTMENTS IN PORTFOLIO FUNDS                    $85,113,130      $102,310,403         95.11%
                                                                ============    ==============   ===========

         ----------------------------------------------------------------------

               INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                          IN PORTFOLIO FUNDS, AT FAIR VALUE

                                                 % of Total
                      Strategy          Investments in Portfolio Funds
               --------------------------------------------------------

               Event Driven                        41.30%
               Equity Hedge                        30.28%
               Relative Value                      15.18%
               Macro                                7.68%
               Emerging Markets                     5.56%
                                       --------------------------------
                                                  100.00%

         ----------------------------------------------------------------------

*Percentages are based on net assets of $107,573,609.
For Portfolio Funds greater than 5.00% of net assets, the following are the redemption cycles:
+Subject to monthly redemption cycle.
++Subject to quarterly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $89,200,789. Net unrealized appreciation on investments for tax purposes was $13,109,614 consisting of $13,236,623 of gross unrealized appreciation and $127,009 of gross unrealized depreciation.

The investments in Portfolio Funds shown above represent 95.11% of Investors' capital.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

VALUATIONS
----------

The investments in portfolio funds ("Portfolio Funds") of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") are valued by Banc of America Investment Advisors, Inc. (the "Adviser") as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund and the Adviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. Neither the Fund nor the Adviser will be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their portfolio managers or administrators.

Portfolio Funds, or their administrators or portfolio managers, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Fund or its portfolio manager or administrator.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly.







For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*          /s/ David Bailin
                                   -----------------------------------
                                   David Bailin, President
                                   (Principal Executive Officer)

Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ David Bailin
                                   -----------------------------------
                                   David Bailin, President
                                   (Principal Executive Officer)


Date: August 28, 2007

By (Signature and Title)*          /s/ Steven Suss
                                   -----------------------------------
                                   Steven Suss, Treasurer
                                   and Senior Vice President
                                   (Principal Financial Officer)

Date: August 28, 2007


* Print the name and title of each signing officer under his or her signature.